Structured entities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of information about consolidated structured entities [abstract]
Summary of interests in unconsolidated structured entities and nature of interests	The nature and extent of the Barclays Bank Group’s interests in structured entities is summarised below:

Summary of interests in unconsolidated structured entities
	Secured financing	Short-term traded interests	Traded derivatives	Other interests	Total
	£m	£m	£m	£m	£m
As at 31 December 2023
Assets
Trading portfolio assets	—	15,482	—	—	15,482
Financial assets at fair value through the income statement	74,551	—	—	1,099	75,650
Derivative financial instruments	—	—	5,685	—	5,685
Financial assets at fair value through other comprehensive income	—	—	—	838	838
Loans and advances at amortised cost	—	—	—	34,162	34,162
Debt securities at amortised cost	—	—	—	9,217	9,217
Reverse repurchase agreements and other similar secured lending	896	—	—	—	896
Other assets	—	—	—	130	130
Total assets	75,447	15,482	5,685	45,446	142,060
Liabilities
Derivative financial instruments	—	—	6,173	—	6,173

As at 31 December 2022
Assets
Trading portfolio assets	—	8,632	—	—	8,632
Financial assets at fair value through the income statement	75,166	—	—	2,406	77,572
Derivative financial instruments	—	—	4,555	—	4,555
Financial assets at fair value through other comprehensive income	—	—	—	423	423
Loans and advances at amortised cost	—	—	—	30,528	30,528
Debt securities at amortised cost	—	—	—	6,314	6,314
Reverse repurchase agreements and other similar secured lending	117	—	—	—	117
Other assets	—	—	—	65	65
Total assets	75,283	8,632	4,555	39,736	128,206
Liabilities
Derivative financial instruments	—	—	8,460	—	8,460
The Barclays Bank Group’s interests in structured entities not held for the purposes of short-term trading activities are set out below, summarised by the nature of the interest and limited to significant categories, based on maximum exposure to loss.

Nature of interest

	Multi-seller conduit programme	Lending	Other	Total	Of which: Barclays Bank Group owned, not consolidated entities[a]
	£m	£m	£m	£m	£m
As at 31 December 2023
Financial assets at fair value through the income statement	—	3	1,096	1,099	907
Financial assets at fair value through other comprehensive income	—	638	200	838	—
Loans and advances at amortised cost	8,903	25,259	—	34,162	—
Debt securities at amortised cost	—	—	9,217	9,217	—
Other assets	38	88	4	130	—
Total on-balance sheet exposures	8,941	25,988	10,517	45,446	907
Total off-balance sheet notional amounts	11,947	12,581	—	24,528	—
Maximum exposure to loss	20,888	38,569	10,517	69,974	907
Total assets of the entity	35,439	160,438	84,107	279,984	1,869

As at 31 December 2022
Financial assets at fair value through the income statement	—	9	2,397	2,406	2,284
Financial assets at fair value through other comprehensive income	—	220	203	423	—
Loans and advances at amortised cost	8,681	21,847	—	30,528	—
Debt securities at amortised cost	—	—	6,314	6,314	—
Other assets	32	33	—	65	—
Total on-balance sheet exposures	8,713	22,109	8,914	39,736	2,284
Total off-balance sheet notional amounts	10,552	10,902	—	21,454	—
Maximum exposure to loss	19,265	33,011	8,914	61,190	2,284
Total assets of the entity	66,504	154,501	63,798	284,803	8,690
Note
aComprises of Barclays Bank Group owned, not consolidated structured entities per IFRS 10 Consolidated Financial Statements, and Barclays Bank Group sponsored entities. Refer to Note 31 Principal subsidiaries for more details on consolidation.